Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
Administrative fee - related party	$ 45,000	$ 45,000	$ 135,000	$ 135,000	$ 180,000	$ 180,000
Consulting fees – related party	46,800	46,800	140,400	187,200	234,000	140,400
Non-redemption agreement expense	0	0	0	180,000	180,000	0
Business combination expenses	680,534	0	1,234,922	0
General and administrative	227,033	267,884	1,677,711	1,210,682	1,689,526	1,211,985
TOTAL EXPENSES	999,367	359,684	3,188,033	1,712,882	2,283,526	1,532,385
OTHER INCOME (EXPENSE)
Income earned on investments held in Trust Account	109,352	227,386	478,018	3,984,184	4,216,411	3,376,559
Income earned on cash and investment accounts	1,276	6,832	3,135	7,895	11,337	125
Change in fair value of warrant liabilities	235,000	(705,000)	705,000	705,000	1,410,000	11,640,000
Interest expense	(20,879)	(6,135)	(48,674)	(11,138)	(19,404)	0
TOTAL OTHER INCOME, NET	324,749	(476,917)	1,137,479	4,685,941	5,618,344	15,016,684
Net income (loss) before income tax provision	(674,618)	(836,601)	(2,050,554)	2,973,059	3,334,818	13,484,299
Income tax benefit (provision)	(17,218)	86,851	(70,349)	(945,277)	(861,417)	(630,066)
Net income (loss)	(691,836)	(749,750)	(2,120,903)	2,027,782	2,473,401	12,854,233
Common Class A [Member]
OTHER INCOME (EXPENSE)
Net income (loss)	$ (665,178)	$ (724,170)	$ (2,043,111)	$ 1,706,593	$ 2,121,460	$ 10,283,386
Weighted Average Number of Shares Outstanding, Basic	6,238,146	7,077,478	6,565,914	13,959,740	12,225,033	23,000,000
Weighted Average Number of Shares Outstanding, Diluted	6,238,146	7,077,478	6,565,914	13,959,740	12,225,033	23,000,000
Earnings Per Share, Basic	$ (0.11)	$ (0.1)	$ (0.31)	$ 0.12	$ 0.17	$ 0.45
Earnings Per Share, Diluted	$ (0.11)	$ (0.1)	$ (0.31)	$ 0.12	$ 0.17	$ 0.45
Common Class B [Member]
OTHER INCOME (EXPENSE)
Net income (loss)	$ (26,658)	$ (25,580)	$ (77,792)	$ 321,189	$ 351,941	$ 2,570,847
Weighted Average Number of Shares Outstanding, Basic	250,000	250,000	250,000	2,627,289	2,028,082	5,750,000
Weighted Average Number of Shares Outstanding, Diluted	250,000	250,000	250,000	2,627,289	2,028,082	5,750,000
Earnings Per Share, Basic	$ (0.11)	$ (0.1)	$ (0.31)	$ 0.12	$ 0.17	$ 0.45
Earnings Per Share, Diluted	$ (0.11)	$ (0.1)	$ (0.31)	$ 0.12	$ 0.17	$ 0.45